Cover	Feb. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Feb. 21, 2025
File Number	333-268561
Registrant Name	MAG MAGNA CORP
Entity Central Index Key	0001949864
TaxIdentificationNumber	98-1626237
Incorporation State	WY
AddressLine1	325 W Washington St Ste 2877
AddressCity	San Diego
AddressState	CA
AddressPostalZipCode	92103
CityAreaCode	620
LocalPhoneNumber	4692043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
extended transition period	false